Notes to the Statements of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2023
Notes To The Statements Of Cash Flows [Abstract]
Summary of Changes in Liabilities Arising From Financing Activities

The following table shows the changes in liabilities arising from financing activities as at December 31, 2023 and 2022:

	January 1, 2023	Cash flows	Foreign exchange movement	Others	December 31, 2023
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	249,580	5,175	(319)	362	254,798
Lease liabilities (Notes 3 and 10)	42,435	(10,707)	—	15,818	47,546
Derivative financial liabilities	1,150	(607)	—	490	1,033
Accrued interests and other related costs (Note 23)	1,868	(9,715)	—	10,004	2,157
Dividends (Note 19)	1,821	(23,328)	—	23,419	1,912
	296,854	(39,182)	(319)	50,093	307,446

	January 1, 2022	Cash flows	Foreign exchange movement	Others	December 31, 2022
	(in million pesos)
Interest-bearing financial liabilities (Note 20)	252,557	(7,415)	3,778	660	249,580
Lease liabilities (Notes 3 and 10)	21,686	(8,331)	—	29,080	42,435
Derivative financial liabilities	215	87	—	848	1,150
Accrued interests and other related costs (Note 23)	1,783	(9,013)	—	9,098	1,868
Dividends (Note 19)	1,708	(25,235)	—	25,348	1,821
	277,949	(49,907)	3,778	65,034	296,854

Summary of Significant Non-cash Investing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash investing activities and corresponding transaction amounts as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Acquisition of property and equipment on account	37,133	14,948
Additions to ROU assets (Note 10)	15,759	34,274
Capitalization to property and equipment of:
Inventories	2,169	6,517
Foreign exchange differences – net (Note 9)	195	351
	55,256	56,090

Summary of Significant Non-cash Financing Activities and Corresponding Transaction Amounts

The following table shows our significant non-cash financing activities and corresponding transaction amounts as at December 31, 2023 and 2022:

	2023	2022
	(in million pesos)
Additions to lease liabilities (Note 10)	15,759	34,277